Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt [abstract]
Summary of Debt

The Company’s debt is as follows:

	December 31, 2025		December 31, 2024
Short-term debt:
Financing of transportation and store equipment	Ps.	143,057	Ps.	121,055
Supplier finance arrangements (Note 15)		1,119,196		684,755
Credit Lines		844,791		120,955
Total short-term debt	Ps.	2,107,044	Ps.	926,765
Long-term debt:
Financing of transportation and store equipment	Ps.	141,907	Ps.	106,693

Total debt	Ps.	2,248,951	Ps.	1,033,458

Summary of Financing of Transportation and Store Equipment

Financing of transportation and store equipment

Financial institution	Effective rate	Remaining contract period	2025		2024
Daimler Chrysler Financial Services	From 12.30 to12.90	1 year	Ps.	142,635	Ps.	120,539
Daimler Chrysler Financial Services	From 12.30 to12.90	From 2 to 4 years		141,907		106,271
ALD Market Innovation	10.00	1 year		422		516
ALD Market Innovation	10.00	2 years		—		422
Total				284,964		227,748
Short-term				(143,057)		(121,055)
Long-term			Ps.	141,907	Ps.	106,693

Summary of Supplier Finance Arrangements	Supplier finance arrangements (See Note 15)

	December 31, 2025		December 31, 2024
HSBC	Ps.	593,119	Ps.	337,550
Santander		526,077		347,205
Total	Ps.	1,119,196	Ps.	684,755

Summary of Santander Credit Line

Santander and HSBC credit lines

	Effective Rate	Remaining Contract Period	December 31, 2025		December 31, 2024
Santander credit line	TIIEF + 2.00	1 Year	Ps.	424,791	Ps.	120,955
HSBC credit line	TIIE + 2.00	1 Year	Ps.	420,000	Ps.	—